Commitments and Contingencies (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2019	Mar. 31, 2018
Commitments and Contingencies (Details) [Line Items]
Amount pay	¥ 278,707
Hebei Defense Biological Products Supply Center [Member]
Commitments and Contingencies (Details) [Line Items]
Payment amount			¥ 2,465,807
Compensation received			1,636,755
Balance compensation			¥ 829,052
Chaoyang Center for Disease Control and Prevention [Member]
Commitments and Contingencies (Details) [Line Items]
Payment amount		¥ 416,900
Compensation received		380,000
Balance compensation		¥ 36,900